SCHEDULE OF REMAINING LEASE OBLIGATION (Details) - USD ($)	Jun. 30, 2021	Dec. 31, 2020
Operating Lease
2022	$ 13,209
2023	28,593	$ 26,087
2024	28,593	29,091
2025	29,487	29,091
2026	32,882	30,000
2027	58,914	33,455
2026 and thereafter		59,940
Total lease payments	191,678	207,663
Less: Imputed interest	63,759	73,665
Present value of lease liabilities	$ 127,919	$ 133,998